Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
3EDGE Dynamic Fixed Income ETF | 3EDGE Dynamic Fixed Income ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	4.28%
3EDGE Dynamic Hard Assets ETF | 3EDGE Dynamic Hard Assets ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	29.11%
3EDGE Dynamic International Equity ETF | 3EDGE Dynamic International Equity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	26.56%
3EDGE Dynamic US Equity ETF | 3EDGE Dynamic US Equity ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	14.69%
Cullen Enhanced Equity Income ETF | Cullen Enhanced Equity Income ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	7.70%
Vontobel U.S. Equity Fund | Y Shares
Prospectus [Line Items]
Annual Return [Percent]	11.98%	12.92%	25.66%	(15.42%)	19.41%	17.29%	32.03%